Consolidated Statements of Stockholders' Equity (USD $) In Thousands	Total	Preferred Stock	Common Stock	Surplus	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock
Beginning balance at Dec. 31, 2009	$ 107,771	$ 28,365	$ 4,464	$ 26,971	$ 50,576	$ 912	$ (3,517)
Net income (loss)	(3,552)	0	0	0	(3,552)	0	0
Other comprehensive income	(170)	0	0	0	0	(170)	0
Stock based compensation expense	87	0	0	87	0	0	0
Accretion of preferred stock discount	0	476	0	0	(476)	0	0
Redemption of 12,000 shares of preferred stock	0
Stock dividend	0	0	172	1,871	(2,043)	0	0
Cash dividends declared, preferred stock	(1,513)	0	0	0	(1,513)	0	0
Cash dividends declared, common stock	(1,135)	0	0	0	(1,135)	0	0
Ending balance at Dec. 31, 2010	101,488	28,841	4,636	28,929	41,857	742	(3,517)
Net income (loss)	2,857	0	0	0	2,857	0	0
Other comprehensive income	598	0	0	0	0	598	0
Stock based compensation expense	58	0	0	58	0	0	0
Accretion of preferred stock discount	0	477	0	0	(477)	0	0
Redemption of 12,000 shares of preferred stock	0
Stock dividend	0	0	179	1,279	(1,458)	0	0
Cash dividends declared, preferred stock	(1,513)	0	0	0	(1,513)	0	0
Cash dividends declared, common stock	(912)	0	0	0	(912)	0	0
Ending balance at Dec. 31, 2011 (Scenario, previously reported)	102,576	29,318	4,815	30,266	40,354	1,340	(3,517)
Ending balance (Cumulative effect of change in accounting principle)	460	0	0	0	460	0	0
Ending balance at Dec. 31, 2011	102,576	29,318	4,815	30,266	40,814	1,340	(3,517)
Net income (loss)	2,822	0	0	0	2,822	0	0
Other comprehensive income	485	0	0	0	0	485	0
Stock based compensation expense	29	0	0	29	0	0	0
Accretion of preferred stock discount	0	659	0	0	(659)	0	0
Redemption of 12,000 shares of preferred stock	(12,000)	(12,000)	0	0	0	0	0
Stock dividend	0	0	186	1,521	(1,707)	0	0
Cash dividends declared, preferred stock	(1,203)	0	0	0	(1,203)	0	0
Cash dividends declared, common stock	(949)	0	0	0	(949)	0	0
Ending balance at Dec. 31, 2012	$ 92,220	$ 17,977	$ 5,001	$ 31,816	$ 39,118	$ 1,825	$ (3,517)